Fair Value (Nonrecurring Changes In Fair Value) (Details) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 807,114		¥ 253,615
Investment Securities [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	6,060		3,364
Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	173,242		160,862
Loans Held for Sale [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	82		1,263
Collateral Dependent Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	173,160		159,599
Premises and Equipment [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	11,983		11,497
Intangible Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	30,986		26,566
Other Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	584,843		51,326
Investments in Equity Method Investees [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	581,649	[1]	49,394	[1]
Other[Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 3,194		¥ 1,932

[1]	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.